Annual Fund Operating Expenses - Neuberger Berman Short Duration Income ETF	Aug. 31, 2023
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Neuberger Berman Short Duration Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	26.00%
Other Expenses (as a percentage of Assets):	20.00%	[1]
Expenses (as a percentage of Assets)	46.00%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	35.00%	[2]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.34% of average net assets. This undertaking lasts until 10/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the Institutional Class of the predecessor fund, Neuberger Berman Short Duration Bond Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.34% of the Fund's average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.